Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Income Taxes (Textual)
Operating loss carry forwards for federal income tax	$ 389,317
Deferred tax assets	$ 596,111	$ 548,647
Operating loss carry forwards for income tax, description	through 2035
Net operaring loss due to changes in ownership	$ 121,000